Segments - Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 6,295,884	$ 6,742,202	$ 6,460,774	$ 5,568,419	$ 5,092,328	$ 5,170,117	$ 5,174,769	$ 4,815,179	$ 25,067,279	$ 20,252,393	$ 16,208,122
Depreciation expense									630,879	635,833	613,192
Amortization expense									88,758	91,228	73,862
Earnings (loss) before income taxes and noncontrolling interests									3,229,391	1,749,957	1,298,659
Total assets	17,920,588				15,841,258				17,920,588	15,841,258	15,223,518
Capital expenditures									997,256	507,074	617,677
Operating Segments [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									16,245,218	12,929,709	10,546,847
Depreciation expense									378,146	377,210	368,859
Amortization expense									9,400	9,706	7,632
Earnings (loss) before income taxes and noncontrolling interests									3,500,085	1,953,075	1,680,156
Total assets	9,244,086				7,671,217				9,244,086	7,671,217	6,980,979
Capital expenditures									720,310	336,760	357,545
Operating Segments [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									6,796,501	5,579,744	4,452,649
Depreciation expense									80,681	76,992	45,674
Amortization expense									51,997	52,597	36,845
Earnings (loss) before income taxes and noncontrolling interests									467,105	337,978	294,039
Total assets	4,734,636				4,323,907				4,734,636	4,323,907	3,651,118
Capital expenditures									88,585	90,952	49,149
Operating Segments [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									2,025,560	1,742,940	1,208,626
Depreciation expense									161,666	172,699	191,466
Amortization expense									27,361	28,925	29,385
Earnings (loss) before income taxes and noncontrolling interests									236,241	129,296	(95,121)
Total assets	3,492,126				3,396,110				3,492,126	3,396,110	3,235,237
Capital expenditures									169,926	59,036	194,112
Intercompany Eliminations [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									3,924,160	2,916,017	2,066,547
Intercompany Eliminations [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									207,003	118,249	110,368
Intercompany Eliminations [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									11,460,645	9,191,081	5,997,498
Corporate and Eliminations Items [Member]
Segment Reporting Information [Line Items]
Net sales									(15,591,808)	(12,225,347)	(8,174,413)
Earnings (loss) before income taxes and noncontrolling interests									(974,040)	(670,392)	(580,415)
Total assets	$ 449,740				$ 450,024				449,740	450,024	1,356,184
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense									10,386	8,932	7,193
Capital expenditures									$ 18,435	$ 20,326	$ 16,871